Note 8 - Loans Receivable, Net and Allowance for Credit Losses - Non-accrual Loans by Class of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Nonaccrual, With Allowance	$ 1,097	$ 0
Financing Receivable, Nonaccrual, No Allowance	4,498	51
Financing Receivable, Nonaccrual	5,595	51
Nonaccrual, 90 days and accruing	726	401
Nonperforming Financial Instruments [Member]
Financing Receivable, Nonaccrual	6,321	452
Commercial Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Financing Receivable, Nonaccrual, With Allowance	0
Financing Receivable, Nonaccrual, No Allowance	299
Financing Receivable, Nonaccrual	299
Nonaccrual, 90 days and accruing	395
Commercial Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Nonperforming Financial Instruments [Member]
Financing Receivable, Nonaccrual	694
Commercial Real Estate Portfolio Segment [Member] | Commercial Loan [Member]
Financing Receivable, Nonaccrual, With Allowance	0	0
Financing Receivable, Nonaccrual, No Allowance	1,519	51
Financing Receivable, Nonaccrual	1,519	51
Nonaccrual, 90 days and accruing	167	0
Commercial Real Estate Portfolio Segment [Member] | Commercial Loan [Member] | Nonperforming Financial Instruments [Member]
Financing Receivable, Nonaccrual	1,686	51
Residential Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Financing Receivable, Nonaccrual, With Allowance		0
Financing Receivable, Nonaccrual, No Allowance		0
Financing Receivable, Nonaccrual		0
Nonaccrual, 90 days and accruing		401
Residential Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Nonperforming Financial Instruments [Member]
Financing Receivable, Nonaccrual		401
Commercial Portfolio Segment [Member] | Commercial Loan [Member]
Financing Receivable, Nonaccrual, With Allowance	1,097	0
Financing Receivable, Nonaccrual, No Allowance	2,680	0
Financing Receivable, Nonaccrual	3,777	0
Nonaccrual, 90 days and accruing	164	0
Commercial Portfolio Segment [Member] | Commercial Loan [Member] | Nonperforming Financial Instruments [Member]
Financing Receivable, Nonaccrual	$ 3,941	$ 0